Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	58.83%	100%	Main operating company. Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100%	100%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	95.75%	95.75%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51%	51%	Non trading
WISeKey USA Inc[1]	U.S.A	2006	USD 6,500	97.88%*	97.88%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	58.83%	100%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	58.83%	100%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90%	90%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100%	100%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100%	100%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000	51%	51%	Sales & distribution
WISe.ART AG	Switzerland	2020	CHF 100,000	100%	100%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp[3]	British Virgin Islands	2022	USD 229,453	58.83%	100%	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100%	100%	Sales & support
WISeSat.Space AG	Switzerland	2023	CHF 100,000	100%	n/a	Sales & distribution
Trust Protocol Association	Switzerland	2019	CHF -	100%	100%	Association cofounded by WISeKey Equities AG involved in Internet security
[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA
[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding Ltd
[3] Formerly SEAL (BVI) Corp.

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,		December 31,		in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2023	2022	2023	2022	2023	2022	2021	2023	2022	2021
1	Carlos Moreira	-	-	460	353	-	-	-	-	-	-
2	Peter Ward	-	-	295	-	-	-	-	-	-	-
3	Philippe Doubre	-	-	-	-	39	63	179	-	-	-
4	David Fergusson	-	-	10	-	61	68	78	-	-	-
5	Jean-Philippe Ladisa	-	-	14	-	116	53	68	-	-	-
6	Eric Pellaton	-	-	10	-	76	87	92	-	-	-
7	Cristina Dolan	-	-	10	-	76	67	-	-	-	-
8	María Pía Aqueveque Jabbaz	-	-	10	-	116	34	2	-	-	-
9	Ruma Bose	-	n/a	11	n/a	33	n/a	n/a	-	n/a	n/a
10	Danil Kerimi	-	n/a	6	n/a	8	n/a	n/a	-	n/a	n/a
11	Hans-Christian Boos	-	-	-	-	-	158	125	-	-	-
12	Nicolas Ramseier	-	-	-	-	-	1	-	-	-	-
13	Philippe Gerwill	-	-	-	-	-	-	10	-	-	-
14	Geoffrey Lipman	-	-	-	-	-	-	8	-	-	-
15	OISTE	178	171	104	70	321	252	350	119	157	71
16	Terra Ventures Inc	-	-	31	30	-	-	-	-	-	-
17	GSP Holdings Ltd	-	-	16	13	-	-	-	-	-	-
18	SAI LLC (SBT Ventures)	-	-	32	30	-	-	-	-	-	-
19	Related parties of Carlos Moreira	-	-	-	-	298	200	224	-	-	-
	Total	178	171	1,009	496	1,144	983	1,136	119	157	71